Condensed Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 56,797	$ 947,498	$ 1,834,812
Prepaid expenses	107,624	148,660	333,031
Total current assets	164,421	1,096,158	2,167,843
Investments held in Trust Account	231,047,192	230,003,947	230,007,668
Total assets	231,211,613	231,100,105	232,175,511
Current liabilities:
Accounts payable	120,718	1,329	10,865
Accrued expenses	10,153,431	127,000	82,196
Income tax payable	65,239
Related party promissory note	75,000
Franchise tax payable		134,974	80,598
Total current liabilities	10,414,388	263,303	173,659
Deferred underwriting commissions	8,050,000	8,050,000	8,050,000
Derivative warrant liabilities	2,000,000	7,423,330	19,616,670
Total liabilities	20,464,388	15,736,633	27,840,329
Commitments and Contingencies
Class A common stock, $0.0001 par value; 23,000,000 shares subject to possible redemption at $10.04 and $10.00 per share at September 30, 2022 and December 31, 2021, respectively	230,967,515	230,000,000	230,000,000
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding at September 30, 2022 and December 31, 2021
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; zero non-redeemable shares issued and outstanding at September 30, 2022 and December 31, 2021
Class B common stock, $0.0001 par value; 10,000,000 shares authorized; 5,750,000 shares issued and outstanding at September 30, 2022 and December 31, 2021	575	575	575
Additional paid-in capital
Accumulated deficit	(20,220,865)	(14,637,103)	(25,665,393)
Total stockholders’ deficit	(20,220,290)	(14,636,528)	(25,664,818)
Total Liabilities, Common Stock Subject to Redemption, and Stockholder’s Deficit	$ 231,211,613	231,100,105	$ 232,175,511
Previously Reported
Current assets:
Cash		947,498
Prepaid expenses		148,661
Total current assets		1,096,159
Investments held in Trust Account		230,003,947
Total assets		231,100,105
Current liabilities:
Accounts payable		1,329
Accrued expenses		127,000
Franchise tax payable		134,974
Total current liabilities		267,303
Deferred underwriting commissions		8,050,000
Derivative warrant liabilities		7,423,330
Total liabilities		15,736,633
Commitments and Contingencies
Class A common stock, $0.0001 par value; 23,000,000 shares subject to possible redemption at $10.04 and $10.00 per share at September 30, 2022 and December 31, 2021, respectively		230,000,000
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding at September 30, 2022 and December 31, 2021
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; zero non-redeemable shares issued and outstanding at September 30, 2022 and December 31, 2021
Class B common stock, $0.0001 par value; 10,000,000 shares authorized; 5,750,000 shares issued and outstanding at September 30, 2022 and December 31, 2021		575
Additional paid-in capital
Accumulated deficit		(14,637,103)
Total stockholders’ deficit		(14,636,528)
Total Liabilities, Common Stock Subject to Redemption, and Stockholder’s Deficit		$ 231,100,105